Key Sources of Estimation Uncertainty and Critical Accounting Judgments - Additional Information (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Key Source Of Estimation Uncertainty And Critical Accounting Judgements [Abstract]
Mineral, royalty and other interests	$ 395,533	$ 374,206